UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Tax-Efficient Equity Fund

Investor Class (PREFX)

This semi-annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - Investor Class	$43	0.82%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,136,291
Number of Portfolio Holdings	370

Portfolio Turnover Rate	4.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	46.3%
Consumer Discretionary	13.0
Communication Services	12.6
Health Care	8.8
Financials	7.7
Industrials & Business Services	6.8
Consumer Staples	2.5
Materials	1.1
Energy	0.5
Other	0.7

Top Ten Holdings (as a % of Net Assets)

NVIDIA	10.1%
Microsoft	9.3
Apple	9.2
Alphabet	5.5
Meta Platforms	4.8
Amazon.com	4.8
Eli Lilly	2.7
Broadcom	2.4
Visa	2.2
Mastercard	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F136-053 10/24

Tax-Efficient Equity Fund

Investor Class (PREFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Tax-Efficient Equity Fund

I Class (TEEFX)

This semi-annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - I Class	$36	0.68%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,136,291
Number of Portfolio Holdings	370

Portfolio Turnover Rate	4.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	46.3%
Consumer Discretionary	13.0
Communication Services	12.6
Health Care	8.8
Financials	7.7
Industrials & Business Services	6.8
Consumer Staples	2.5
Materials	1.1
Energy	0.5
Other	0.7

Top Ten Holdings (as a % of Net Assets)

NVIDIA	10.1%
Microsoft	9.3
Apple	9.2
Alphabet	5.5
Meta Platforms	4.8
Amazon.com	4.8
Eli Lilly	2.7
Broadcom	2.4
Visa	2.2
Mastercard	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1091-053 10/24

Tax-Efficient Equity Fund

I Class (TEEFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREFX Tax-Efficient Equity
Fund
TEEFX Tax-Efficient Equity
Fund–
.
I Class

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 63.27 $ 44.43 $ 52.30 $ 51.35 $ 36.51 $ 32.86
Investment
activities
Net investment
income (loss)
(1)(2)
(0.09) (0.05) 0.01 (0.14) (0.06) 0.06
Net realized and
unrealized gain/
loss 6.60 19.24 (7.51) 2.36 15.91 3.80
Total from
investment
activities 6.51 19.19 (7.50) 2.22 15.85 3.86
Distributions
Net investment
income — — — — (0.02) (0.06)
Net realized gain — (0.35) (0.37) (1.27) (0.99) (0.15)
Total distributions — (0.35) (0.37) (1.27) (1.01) (0.21)
Redemption fees
added to paid-in
capital
(1)(3)
— — — — — —
(4)
NET ASSET
VALUE
End of period $ 69.78 $ 63.27 $ 44.43 $ 52.30 $ 51.35 $ 36.51

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(5)
10.29% 43.28% (14.32)% 4.01% 43.53% 11.73%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.82%
(6)
0.83% 0.85% 0.76% 0.78% 0.79%
Net expenses
after waivers/
payments by
Price Associates 0.82%
(6)
0.83% 0.85% 0.76% 0.78% 0.78%
Net investment
income (loss) (0.26)%
(6)
(0.10)% 0.03% (0.25)% (0.14)% 0.17%
Portfolio turnover
rate 4.2% 16.8% 21.2% 9.6% 25.7% 22.9%
Net assets, end
of period (in
thousands) $374,535 $358,258 $250,733 $412,425 $628,056 $540,648
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 63.44 $ 44.53 $ 52.39 $ 51.40 $ 36.50 $ 32.85
Investment
activities
Net investment
income (loss)
(1)(2)
(0.04) 0.02 0.09 (0.07) (0.02) 0.09
Net realized and
unrealized gain/
loss 6.61 19.29 (7.53) 2.33 15.93 3.80
Total from
investment
activities 6.57 19.31 (7.44) 2.26 15.91 3.89
Distributions
Net investment
income — (0.05) (0.05) — (0.02) (0.09)
Net realized gain — (0.35) (0.37) (1.27) (0.99) (0.15)
Total distributions — (0.40) (0.42) (1.27) (1.01) (0.24)
NET ASSET
VALUE
End of period $ 70.01 $ 63.44 $ 44.53 $ 52.39 $ 51.40 $ 36.50

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
10.36% 43.46% (14.18)% 4.08% 43.71% 11.82%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.68%
(4)
0.69% 0.70% 0.68% 0.69% 0.70%
Net expenses
after waivers/
payments by
Price Associates 0.68%
(4)
0.69% 0.69% 0.68% 0.69% 0.69%
Net investment
income (loss) (0.12)%
(4)
0.04% 0.19% (0.12)% (0.05)% 0.26%
Portfolio turnover
rate 4.2% 16.8% 21.2% 9.6% 25.7% 22.9%
Net assets, end
of period (in
thousands) $761,756 $669,527 $454,269 $429,930 $144,127 $78,366
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  12.6%
Entertainment  1.6%
Netflix (1) 18,400 12,905
ROBLOX, Class A (1) 10,400 458
Spotify Technology (1) 13,656 4,682
Take-Two Interactive Software (1) 1,152 186
18,231
Interactive Media & Services  10.3%
Alphabet, Class C  376,080 62,095
Meta Platforms, Class A  104,700 54,581
Pinterest, Class A (1) 21,400 686
Reddit, Class A (1) 2,174 130
117,492
Media  0.7%
Omnicom Group  20,300 2,039
Trade Desk, Class A (1) 54,000 5,644
7,683
Total Communication Services 143,406
CONSUMER DISCRETIONARY  13.0%
Automobiles  0.9%
Ferrari  2,240 1,113
Tesla (1) 44,175 9,458
10,571
Broadline Retail  5.2%
Amazon.com (1) 303,360 54,150
Coupang (1) 40,500 897
MercadoLibre (1) 1,600 3,299
Ollie's Bargain Outlet Holdings (1) 2,292 205
58,551
Distributors  0.0%
Pool  581 204
204
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (1) 1,300 183
Duolingo (1) 1,300 277
Service Corp International  13,380 1,047
1,507

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  3.3%
Airbnb, Class A (1) 13,472 1,580
Booking Holdings  1,507 5,891
Cava Group (1) 6,500 741
Chipotle Mexican Grill (1) 130,000 7,290
Churchill Downs  2,500 347
Darden Restaurants  1,600 253
Domino's Pizza  3,337 1,382
DoorDash, Class A (1) 7,800 1,004
DraftKings, Class A (1) 43,700 1,508
Hilton Worldwide Holdings  35,500 7,797
Hyatt Hotels, Class A  500 76
Light & Wonder (1) 3,000 329
MGM Resorts International (1) 23,800 895
Planet Fitness, Class A (1) 1,500 122
Restaurant Brands International (2) 12,802 890
Royal Caribbean Cruises (1) 5,500 905
Starbucks  15,275 1,445
Viking Holdings (1) 63,776 2,140
Wingstop  3,700 1,429
Wynn Resorts  1,300 100
Yum! Brands  10,700 1,444
37,568
Household Durables  0.1%
NVR (1) 50 458
TopBuild (1) 300 118
576
Specialty Retail  3.2%
AutoZone (1) 1,104 3,512
Bath & Body Works  2,000 62
Burlington Stores (1) 2,400 644
Carvana (1) 14,200 2,139
Dick's Sporting Goods  500 118
Five Below (1) 1,800 136
Floor & Decor Holdings, Class A (1) 800 90
Home Depot  31,040 11,438
O'Reilly Automotive (1) 5,053 5,710
RH (1) 100 25
Ross Stores  23,200 3,494
TJX  40,577 4,758
Tractor Supply  7,552 2,021
Ulta Beauty (1) 4,900 1,729

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Williams-Sonoma  1,800 242
36,118
Textiles, Apparel & Luxury Goods  0.2%
Lululemon Athletica (1) 4,960 1,287
On Holding, Class A (1) 9,000 423
Skechers USA, Class A (1) 3,500 239
1,949
Total Consumer Discretionary 147,044
CONSUMER STAPLES  2.5%
Beverages  0.6%
Brown-Forman, Class B  5,112 233
Celsius Holdings (1) 2,631 100
Constellation Brands, Class A  8,000 1,926
Diageo, ADR (2) 5,500 719
Monster Beverage (1) 30,056 1,417
PepsiCo  12,900 2,230
6,625
Consumer Staples Distribution & Retail  1.8%
BJ's Wholesale Club Holdings (1) 15,200 1,215
Casey's General Stores  1,200 435
Costco Wholesale  19,100 17,045
Dollar General  7,048 585
Performance Food Group (1) 4,400 328
U.S. Foods Holding (1) 6,200 367
19,975
Food Products  0.1%
Freshpet (1) 1,600 217
Hershey  5,583 1,078
1,295
Household Products  0.0%
Church & Dwight  919 94
94
Personal Care Products  0.0%
elf Beauty (1) 2,271 340
340
Total Consumer Staples 28,329
ENERGY  0.5%
Energy Equipment & Services  0.1%
Halliburton  20,000 622

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Noble  1,400 53
675
Oil, Gas & Consumable Fuels  0.4%
Cheniere Energy  4,100 760
Chesapeake Energy  800 60
Coterra Energy  18,500 450
Diamondback Energy  6,600 1,288
Magnolia Oil & Gas, Class A  6,500 166
Matador Resources  1,400 79
Permian Resources  28,400 404
Targa Resources  8,300 1,219
Viper Energy  5,878 280
4,706
Total Energy 5,381
FINANCIALS  7.7%
Banks  0.1%
NU Holdings, Class A (1) 98,500 1,475
1,475
Capital Markets  2.0%
Ameriprise Financial  3,500 1,573
Ares Management, Class A  14,600 2,137
BlackRock  1,200 1,082
Blue Owl Capital  13,500 238
Cboe Global Markets  6,679 1,372
Charles Schwab  13,583 884
CME Group  6,310 1,361
Coinbase Global, Class A (1) 1,100 202
FactSet Research Systems  400 169
KKR  11,000 1,361
LPL Financial Holdings  2,000 449
MarketAxess Holdings  3,760 911
Moody's  5,461 2,664
Morningstar  600 188
MSCI  3,300 1,916
Robinhood Markets, Class A (1) 9,000 181
S&P Global  4,837 2,483
StepStone Group, Class A  5,700 312
TPG  4,000 202
Tradeweb Markets, Class A  29,540 3,493
23,178

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  4.8%
Apollo Global Management  28,500 3,298
Block (1) 9,500 628
Corebridge Financial  6,000 177
Corpay (1) 5,600 1,767
Fiserv (1) 22,700 3,964
Mastercard, Class A  38,700 18,705
Mr Cooper Group (1) 1,200 113
Shift4 Payments, Class A (1)(2) 1,200 100
Toast, Class A (1) 11,000 274
Visa, Class A  90,800 25,094
WEX (1) 667 127
54,247
Insurance  0.8%
Allstate  1,700 321
Arch Capital Group (1) 6,700 758
Arthur J Gallagher  6,500 1,902
Brown & Brown  5,300 557
Hartford Financial Services Group  15,300 1,776
Kinsale Capital Group  1,000 491
Marsh & McLennan  12,500 2,844
Ryan Specialty Holdings  5,400 349
8,998
Total Financials 87,898
HEALTH CARE  8.8%
Biotechnology  1.3%
Alkermes (1) 1,500 43
Alnylam Pharmaceuticals (1) 3,101 815
Apellis Pharmaceuticals (1) 1,700 66
Argenx, ADR (1) 2,743 1,419
Ascendis Pharma, ADR (1) 600 83
BeiGene, ADR (1) 500 96
BioNTech, ADR (1) 1,028 91
Blueprint Medicines (1) 800 76
Exact Sciences (1) 1,900 117
Insmed (1) 1,000 76
Legend Biotech, ADR (1) 1,500 86
Natera (1) 3,100 367
Neurocrine Biosciences (1) 4,245 539
Regeneron Pharmaceuticals (1) 4,200 4,976
REVOLUTION Medicines (1) 2,000 85
Sarepta Therapeutics (1) 2,900 394

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
United Therapeutics (1) 400 145
Vaxcyte (1) 1,300 105
Vertex Pharmaceuticals (1) 10,199 5,058
14,637
Health Care Equipment & Supplies  1.1%
Alcon  1,000 98
Align Technology (1) 2,500 593
Dexcom (1) 21,828 1,514
Globus Medical, Class A (1) 2,700 196
IDEXX Laboratories (1) 4,162 2,003
Inspire Medical Systems (1) 500 90
Insulet (1) 1,300 264
Intuitive Surgical (1) 13,191 6,498
Lantheus Holdings (1) 3,000 319
Masimo (1) 600 71
Penumbra (1) 1,000 202
ResMed  1,800 441
STERIS  565 136
TransMedics Group (1)(2) 600 101
12,526
Health Care Providers & Services  2.3%
Acadia Healthcare (1) 1,300 106
Cardinal Health  4,000 451
Cencora  5,800 1,389
Chemed  250 147
Elevance Health  7,747 4,314
Encompass Health  4,200 391
HCA Healthcare  7,500 2,967
Humana  2,553 905
McKesson  13,500 7,575
Molina Healthcare (1) 5,114 1,789
Quest Diagnostics  600 94
Tenet Healthcare (1) 2,900 481
UnitedHealth Group  9,600 5,666
26,275
Health Care Technology  0.1%
Veeva Systems, Class A (1) 7,692 1,665
1,665
Life Sciences Tools & Services  1.0%
Agilent Technologies  8,708 1,244
Bio-Rad Laboratories, Class A (1) 300 101
Bio-Techne  1,700 126

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Bruker  3,000 202
Charles River Laboratories International (1) 400 79
Danaher  3,800 1,023
ICON (1) 1,100 354
IQVIA Holdings (1) 1,300 327
Medpace Holdings (1) 3,400 1,208
Mettler-Toledo International (1) 1,113 1,602
Repligen (1) 600 91
Thermo Fisher Scientific  8,019 4,932
West Pharmaceutical Services  1,100 345
11,634
Pharmaceuticals  3.0%
Eli Lilly  32,100 30,817
Zoetis  18,568 3,407
34,224
Total Health Care 100,961
INDUSTRIALS & BUSINESS SERVICES  6.8%
Aerospace & Defense  1.1%
Axon Enterprise (1) 10,100 3,686
BWX Technologies  1,400 144
HEICO  3,500 898
Howmet Aerospace  5,500 532
L3Harris Technologies  3,617 856
Loar Holdings (1) 2,860 212
Northrop Grumman  2,200 1,151
TransDigm Group  3,428 4,708
12,187
Building Products  0.3%
Advanced Drainage Systems  1,400 220
Allegion  1,700 236
Carlisle  275 117
Carrier Global  1,600 116
Fortune Brands Innovations  1,800 143
Lennox International  1,000 590
Trane Technologies  3,700 1,338
Trex (1) 2,700 172
2,932
Commercial Services & Supplies  1.3%
Cintas  5,300 4,267
Clean Harbors (1) 3,100 762
Copart (1) 64,800 3,432

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
RB Global (2) 3,500 302
Republic Services  7,600 1,582
Rollins  21,000 1,054
Waste Connections  19,710 3,676
15,075
Construction & Engineering  0.2%
API Group (1) 4,500 160
Comfort Systems USA  1,100 389
Quanta Services  7,000 1,926
WillScot Holdings (1) 2,000 77
2,552
Electrical Equipment  0.8%
AMETEK  8,287 1,417
Eaton  11,200 3,438
GE Vernova (1) 600 121
Hubbell  6,600 2,639
nVent Electric  1,100 75
Rockwell Automation  472 128
Vertiv Holdings, Class A  11,200 930
8,748
Ground Transportation  1.1%
Canadian Pacific Kansas City  12,000 995
Norfolk Southern  650 166
Old Dominion Freight Line  10,234 1,973
Saia (1) 875 329
Uber Technologies (1) 78,500 5,741
Union Pacific  11,100 2,843
XPO (1) 3,000 344
12,391
Industrial Conglomerates  0.2%
Roper Technologies  3,242 1,797
1,797
Machinery  0.4%
Cummins  3,363 1,052
Deere  2,347 905
Esab  3,500 367
Otis Worldwide  1,000 95
Parker-Hannifin  3,500 2,101
RBC Bearings (1) 600 179
Toro  1,000 92

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Westinghouse Air Brake Technologies  800 136
4,927
Professional Services  0.8%
Automatic Data Processing  7,000 1,931
Booz Allen Hamilton Holding  4,826 766
Broadridge Financial Solutions  7,761 1,652
Equifax  4,314 1,325
FTI Consulting (1) 700 160
KBR  3,000 208
Paychex  4,100 538
Paylocity Holding (1) 2,500 403
Verisk Analytics  9,181 2,505
Verra Mobility (1) 3,100 86
9,574
Trading Companies & Distributors  0.6%
Fastenal  24,800 1,693
Ferguson Enterprises  10,600 2,181
SiteOne Landscape Supply (1) 3,500 496
United Rentals  2,200 1,631
Watsco  2,568 1,221
7,222
Total Industrials & Business Services 77,405
INFORMATION TECHNOLOGY  46.0%
Communications Equipment  0.8%
Arista Networks (1) 17,400 6,149
Ciena (1) 1,800 104
Motorola Solutions  6,500 2,873
9,126
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  69,100 4,661
CDW  11,015 2,485
Celestica (1) 2,000 102
Keysight Technologies (1) 1,418 218
TE Connectivity  1,200 184
Zebra Technologies, Class A (1) 546 189
7,839
IT Services  1.2%
Accenture, Class A  8,336 2,850
Cloudflare, Class A (1) 11,200 920
EPAM Systems (1) 400 80
Gartner (1) 5,200 2,558

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Globant (1) 150 30
GoDaddy, Class A (1) 5,200 871
MongoDB (1) 3,400 989
Shopify, Class A (1) 56,000 4,148
Snowflake, Class A (1) 6,346 725
13,171
Semiconductors & Semiconductor Equipment  16.2%
Advanced Micro Devices (1) 37,551 5,579
Analog Devices  7,675 1,802
Broadcom  170,000 27,679
Enphase Energy (1) 1,800 218
Entegris  21,860 2,533
First Solar (1) 400 91
KLA  11,100 9,096
Lam Research  4,760 3,908
Lattice Semiconductor (1) 3,327 157
Microchip Technology  21,822 1,793
Micron Technology  4,500 433
MKS Instruments  500 60
Monolithic Power Systems  3,512 3,283
NVIDIA  960,000 114,595
ON Semiconductor (1) 14,500 1,129
Onto Innovation (1) 1,600 341
QUALCOMM  34,575 6,061
Taiwan Semiconductor Manufacturing, ADR  26,300 4,516
Teradyne  3,000 410
183,684
Software  17.9%
Adobe (1) 20,100 11,546
Appfolio, Class A (1) 900 209
AppLovin, Class A (1) 9,300 864
Autodesk (1) 7,791 2,013
Bentley Systems, Class B  5,949 306
Braze, Class A (1) 2,300 103
Cadence Design Systems (1) 18,789 5,053
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 469
Confluent, Class A (1) 2,000 42
Crowdstrike Holdings, Class A (1) 10,100 2,801
CyberArk Software (1) 700 201
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 448
Datadog, Class A (1) 28,063 3,263
Descartes Systems Group (1) 1,700 172

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
DocuSign (1) 6,000 355
Dynatrace (1) 6,448 326
Elastic (1) 2,500 190
Fair Isaac (1) 2,000 3,461
Fortinet (1) 83,000 6,367
Guidewire Software (1) 1,700 253
HubSpot (1) 1,600 798
Intuit  14,000 8,824
Manhattan Associates (1) 7,700 2,036
Microsoft  252,125 105,171
Monday.com (1) 1,000 266
Nutanix, Class A (1) 4,800 303
Palantir Technologies, Class A (1) 61,400 1,933
Palo Alto Networks (1) 15,800 5,731
Procore Technologies (1) 1,200 71
PTC (1) 7,900 1,415
Salesforce  26,095 6,599
Samsara, Class A (1) 43,500 1,787
ServiceNow (1) 13,400 11,457
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 97
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 41
Synopsys (1) 12,328 6,405
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 24
Tyler Technologies (1) 6,394 3,759
Workday, Class A (1) 13,500 3,553
Workiva (1) 317 25
Zscaler (1) 20,300 4,060
202,797
Technology Hardware, Storage & Peripherals  9.2%
Apple  457,000 104,653
Pure Storage, Class A (1) 6,000 308
Super Micro Computer (1) 200 87
105,048
Total Information Technology 521,665
MATERIALS  1.1%
Chemicals  0.8%
CF Industries Holdings  2,000 166
Linde  8,400 4,018
RPM International  1,300 151
Sherwin-Williams  11,552 4,267
8,602

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction Materials  0.2%
Vulcan Materials  8,800 2,158
2,158
Containers & Packaging  0.0%
Avery Dennison  1,282 284
284
Metals & Mining  0.1%
BHP Group, ADR  12,000 662
Steel Dynamics  2,000 239
901
Paper & Forest Products  0.0%
Louisiana-Pacific  1,500 146
146
Total Materials 12,091
REAL ESTATE  0.5%
Industrial Real Estate Investment Trusts  0.0%
Lineage, REIT (1) 1,678 141
Rexford Industrial Realty, REIT  1,000 51
Terreno Realty, REIT  1,000 69
261
Real Estate Management & Development  0.1%
CoStar Group (1) 15,380 1,189
1,189
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  10,900 793
793
Retail Real Estate Investment Trusts  0.0%
Simon Property Group, REIT  2,000 335
335
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  21,100 1,094
Iron Mountain, REIT  6,000 679
Lamar Advertising, Class A, REIT  16,300 2,050
3,823
Total Real Estate 6,401

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  0.1%
Independent Power & Renewable Electricity Producer  0.1%
Vistra  13,900 1,187
Total Utilities 1,187
Total Common Stocks (Cost $467,338) 1,131,768
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 62
Total Health Care 62
INFORMATION TECHNOLOGY  0.3%
Software  0.3%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 28
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 1,361
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 372
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 973
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 28
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 199
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 163
Socure, Series A, Acquisition Date: 12/22/21, Cost $194 (1)(3)
(4) 12,046 50
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 41
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 95
Tanium, Series G, 1/2/24, Acquisition Date: 8/26/15,
Cost $141 (1)(3)(4) 28,431 149
Total Information Technology 3,460
Total Convertible Preferred Stocks (Cost $3,287) 3,522

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 5.34% (5)(6) 1,459,594 1,460
Total Short-Term Investments (Cost $1,460) 1,460
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.34% (5)(6) 2,051,192 2,051
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 2,051
Total Securities Lending Collateral (Cost $2,051) 2,051
Total Investments in Securities
100.2% of Net Assets
(Cost $474,136) $ 1,138,801
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at August 31, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,601 and represents 0.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ 15++
Totals $ —# $ — $ 15+
Supplementary Investment Schedule
Affiliate
Value
02/29/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 5,160  ¤  ¤ $ 3,511
Total $ 3,511^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,511.

T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $474,136) $ 1,138,801
Receivable for investment securities sold 547
Dividends receivable 542
Receivable for shares sold 289
Other assets 41
Total assets 1,140,220
Liabilities
Obligation to return securities lending collateral 2,051
Payable for investment securities purchased 979
Investment management fees payable 595
Payable for shares redeemed 197
Due to affiliates 34
Payable to directors 1
Other liabilities 72
Total liabilities 3,929
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,136,291

T. ROWE PRICE Tax-Efficient Equity Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 723,038
Paid-in capital applicable to 16,247,791 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 413,253
NET ASSETS $ 1,136,291
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $374,535; Shares outstanding: 5,367,694) $ 69.78
I Class
(Net assets: $761,756; Shares outstanding: 10,880,097) $ 70.01

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $11) $ 3,038
Securities lending 7
Total income 3,045
Expenses
Investment management 3,444
Shareholder servicing
Investor Class $ 267
I Class 53 320
Prospectus and shareholder reports
Investor Class 12
I Class 7 19
Custody and accounting 110
Registration 34
Legal and audit 20
Directors 2
Miscellaneous 10
Repaid to Price Associates 4
Total expenses 3,963
Net investment loss (918)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 49,426
Change in net unrealized gain / loss on securities 57,175
Net realized and unrealized gain / loss 106,601
INCREASE IN NET ASSETS FROM OPERATIONS $ 105,683

T. ROWE PRICE Tax-Efficient Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (918) $ (99)
Net realized gain 49,426 26,206
Change in net unrealized gain / loss 57,175 281,322
Increase in net assets from operations 105,683 307,429
Distributions to shareholders
Net earnings
Investor Class – (1,931)
I Class – (4,118)
Decrease in net assets from distributions – (6,049)
Capital share transactions
*
Shares sold
Investor Class 78,647 39,877
I Class 42,063 60,054
Distributions reinvested
Investor Class – 1,795
I Class – 3,593
Shares redeemed
Investor Class (96,549) (39,578)
I Class (21,338) (44,338)
Increase in net assets from capital share
transactions 2,823 21,403
Net Assets
Increase during period 108,506 322,783
Beginning of period 1,027,785 705,002
End of period $ 1,136,291 $ 1,027,785
*Share information (000s)
Shares sold
Investor Class 1,127 750
I Class 646 1,147
Distributions reinvested
Investor Class – 31
I Class – 63
Shares redeemed
Investor Class (1,421) (762)
I Class (319) (859)
Increase in shares outstanding 33 370

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-
tax growth of capital through investments primarily in common stocks. The fund has two classes of shares: the Tax-Efficient Equity Fund (Investor Class)
and the Tax-Efficient Equity Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Tax-Efficient Equity Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended August 31, 2024, the fund realized $45,481,000 of net gain on
$54,703,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Tax-Efficient Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Tax-Efficient Equity Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Efficient Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,130,689 $ — $ 1,079 $ 1,131,768
Convertible Preferred Stocks — — 3,522 3,522
Short-Term Investments 1,460 — — 1,460
Securities Lending Collateral 2,051 — — 2,051
Total $ 1,134,200 $ — $ 4,601 $ 1,138,801

T. ROWE PRICE Tax-Efficient Equity Fund

and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
August 31, 2024, the value of loaned securities was $2,005,000; the value of cash collateral and related investments was $2,051,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $101,070,000 and
$44,689,000, respectively, for the six months ended August 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At August 31, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $474,365,000. Net unrealized gain aggregated
$664,436,000 at period-end, of which $667,323,000 related to appreciated investments and $2,887,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable

T. ROWE PRICE Tax-Efficient Equity Fund

foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Tax-Efficient Equity Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $98,000 remain subject to repayment by the fund at August 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024,
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $4

T. ROWE PRICE Tax-Efficient Equity Fund

expenses incurred pursuant to these service agreements were $60,000 for Price
Associates and $118,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events

T. ROWE PRICE Tax-Efficient Equity Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Tax-Efficient Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Tax-Efficient Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F136-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024